Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Summary of income tax rate

	2011	2010	2009

Canadian statutory income tax rate (recovery)	28.3%	31.0%	(33.0)%
Manufacturing and processing profits deduction	(0.8)	(0.6)	(0.2)
Foreign rate differentials	(0.1)	(4.2)	(5.8)
Losses not benefited	9.5	3.3	28.3
Utilization of losses previously not benefited	(10.2)	(9.4)	(0.7)
Earnings of equity accounted investees	(1.6)	(2.2)	(3.0)
Goodwill impairment	—	—	7.3
Valuation allowance on deferred tax assets [i]	(6.5)	(0.3)	—
Other	(2.0)	(1.4)	2.1

Effective income tax rate	16.6%	16.2%	(5.0)%

[i]

Accounting standards require that the Company assess whether valuation allowances should be established or maintained against its deferred tax assets, based on consideration of all available evidence, using a “more-likely-than-not” standard. The factors the Company uses to assess the likelihood of realization are its history of losses, forecast of future pre-tax income and tax planning strategies that could be implemented to realize the deferred tax assets.

The Company had valuation allowances against all of its deferred tax assets in the United States. The valuation allowances were required based on historical losses and uncertainty as to the timing of when the Company would be able to generate the necessary level of earnings to recover these deferred tax assets. Over the past two years, the Company’s United States operations have delivered sustained profits. Based on financial forecasts and the anticipated growth for the U.S. market, the Company released $78 million of the U.S. valuation allowances in the fourth quarter of 2011. As at December 31, 2011, the Company has remaining U.S. valuation allowances of $80 million, which relate to deferred tax assets with restrictions on their usability.

Details of income (loss) before income taxes by jurisdiction

	2011	2010	2009

Canadian	$710	$497	$33
Foreign	507	700	(510)

	$1,217	$1,197	$(477)

Details of the income tax provision (recovery)

	2011	2010	2009

Current
Canadian	$115	$73	$(61)
Foreign	163	138	49

	278	211	(12)

Deferred
Canadian	7	11	27
Foreign	(83)	(28)	(39)

	(76)	(17)	(12)

	$202	$194	$(24)

Summary of deferred income taxes provided on temporary differences

	2011	2010	2009

Tax depreciation greater (less) than book depreciation	$51	$(13)	$(7)
Book amortization in excess of tax amortization	—	(20)	(9)
Liabilities currently (not deductible) deductible for tax	(28)	(27)	14
Net tax losses (benefited) utilized	(37)	48	(23)
Change in valuation allowance on deferred tax assets	(78)	(3)	—
Other	16	(2)	13

	$(76)	$(17)	$(12)

Summary of deferred tax assets and liabilities

	2011	2010

Assets
Tax benefit of loss carryforwards	$527	$486
Liabilities currently not deductible for tax	184	163
Tax credit carryforwards	73	72
Unrealized loss on cash flow hedges and retirement liabilities	51	9
Other	35	40

	870	770
Valuation allowance against tax benefit of loss carryforwards	(454)	(444)
Other valuation allowance	(103)	(178)
	313	148

Liabilities
Tax depreciation in excess of book depreciation	135	84
Other assets book value in excess of tax value	20	22
Unrealized gain on cash flow hedges and retirement liabilities	8	28

	163	134

Net deferred tax assets	$150	$14

Net deferred tax assets are presented on the Balance Sheet

	2011	2010

Current deferred tax assets	$206	$77
Current deferred tax liabilities	(44)	(31)
Long-term deferred tax assets	69	60
Long-term deferred tax liabilities	(81)	(92)

	$150	$14

Summary of the changes in gross unrecognized tax benefits
	0000000	0000000
	2011	2010

Balance, beginning of year	$257	$243
Additions based on tax positions related to current year	14	11
Additions based on tax positions of prior years	13	19
Settlements	(12)	(19)
Statute expirations	(16)	(1)
Foreign currency translation	(4)	4

	$252	$257